Schedule of Bank Loans (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Bank loans	$ 123,159
Loan from Bank of Beijing
Debt Instrument [Line Items]
Bank loans	$ 7,017
Bank loans, Repayment Frequency	Quarterly
Loan from Bank of China
Debt Instrument [Line Items]
Bank loans	$ 95,559
Bank loans, Repayment Frequency	Semi-annually
Loan from Xiamen International Bank
Debt Instrument [Line Items]
Bank loans	$ 16,365
Bank loans, Repayment Frequency	Semi-annually
Loan from Industrial Bank
Debt Instrument [Line Items]
Bank loans	$ 4,218
Bank loans, Repayment Frequency	Quarterly